Debt, Components of Debt and Reconciliation to Carrying Amount of Current and Long-Term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2016
Components of Debt [Abstract]
Repayments under the credit facility	$ 1,328	$ 819	$ 1,194
Proceeds under the credit facility	1,328	819	$ 1,194
Available borrowings under credit facility	1,000
3.95% Senior Notes due 2016 [Member]
Components of Debt [Abstract]
Principal amount of long-term debt	200
5.20% Senior Notes due 2019 [Member]
Components of Debt [Abstract]
Unamortized discounts	(4)
4.75% Senior Notes due 2020 [Member]
Components of Debt [Abstract]
Unamortized discounts	(3)
4.95% Senior Notes due 2021 [Member]
Components of Debt [Abstract]
Unamortized discounts	(4)
3.95% Senior Notes due 2024 [Member]
Components of Debt [Abstract]
Unamortized discounts	(3)
3.85% Senior Notes due 2026 [Member]
Components of Debt [Abstract]
Unamortized discounts	$ (3)
Revolving Credit Facility [Member]
Line of Credit Facility [Abstract]
Revolving credit facility expiration period	5 years
Total aggregate borrowings under revolving credit facility				$ 1,000
Revolving credit facility expiration date	Oct. 31, 2021
Uncommitted incremental revolving facilities and additional term loan facilities				$ 600
Revolving Credit Facility [Member] | Federal Funds Rate [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Applicable spread on base rate	0.125%
Revolving Credit Facility [Member] | Federal Funds Rate [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Applicable spread on base rate	1.00%
Revolving Credit Facility [Member] | Eurodollar [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Applicable spread on base rate	1.125%
Revolving Credit Facility [Member] | Eurodollar [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Applicable spread on base rate	2.00%
L3 Technologies [Member]
Components of Debt [Abstract]
Borrowings under Revolving Credit Facility	$ 0	0
Principal amount of long-term debt	3,350	3,350
Unamortized discounts	(7)	(8)
Deferred debt issue costs	(13)	(17)
Carrying amount of long-term debt	$ 3,330	3,325
L3 Technologies [Member] | 3.95% Senior Notes due 2016 [Member]
Components of Debt [Abstract]
Interest rate on senior notes	3.95%
L3 Technologies [Member] | 1.50% Senior Notes due 2017 [Member]
Components of Debt [Abstract]
Interest rate on senior notes	1.50%
L3 Technologies [Member] | 5.20% Senior Notes due 2019 [Member]
Components of Debt [Abstract]
Borrowings under Revolving Credit Facility	$ 1,000	1,000
Interest rate on senior notes	5.20%
Debt instrument maturity period	2019
L3 Technologies [Member] | 4.75% Senior Notes due 2020 [Member]
Components of Debt [Abstract]
Borrowings under Revolving Credit Facility	$ 800	800
Interest rate on senior notes	4.75%
Debt instrument maturity period	2020
L3 Technologies [Member] | 4.95% Senior Notes due 2021 [Member]
Components of Debt [Abstract]
Borrowings under Revolving Credit Facility	$ 650	650
Interest rate on senior notes	4.95%
Debt instrument maturity period	2021
L3 Technologies [Member] | 3.95% Senior Notes due 2024 [Member]
Components of Debt [Abstract]
Borrowings under Revolving Credit Facility	$ 350	350
Interest rate on senior notes	3.95%
Debt instrument maturity period	2024
L3 Technologies [Member] | 3.85% Senior Notes due 2026 [Member]
Components of Debt [Abstract]
Borrowings under Revolving Credit Facility	$ 550	550
Interest rate on senior notes	3.85%
Debt instrument maturity period	2026
L3 Technologies [Member] | Revolving Credit Facility [Member]
Components of Debt [Abstract]
Repayments under the credit facility	$ 1,328
Proceeds under the credit facility	1,328
Available borrowings under credit facility	$ 1,000	$ 1,000